UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Decemberer 31, 2010

Check here if Amendment []; Amendment Number:

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      RELATIVE VALUE PARTNERS, LLC
           -----------------------------------------------------

Address:   1033 SKOKIE BLVD., SUITE 470, NORTHBROOK, IL 60062
           -----------------------------------------------------

Form 13F File Number: 028-12229
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   MAURY FERTIG
        -------------------------
Title:  MANAGING MEMBER
        -------------------------
Phone:  847-513-6300
        -------------------------

Signature, Place, and Date of Signing:

/s/ MAURY FERTIG                       NORTHBROOK, IL                2/11/2011
---------------------                  --------------                ----------
     [Signature]                        [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE



                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                         ------------
Form 13F Information Table Entry Total:            85
                                         ------------
Form 13F Information Table Value Total:       353,703
                                         ------------
                                          (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                               FORM 13F INFORMATION TABLE

                                                          VALUE     SHARES/  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS     CUSIP     (x $1000)  RN AMT  PRN CALL DSCRETN MANAGERS       SOLE
---------------------------  --------------     --------- --------- -------  --- ---- ------- -------- ----------------
3M CO 	                      COM	        88579Y101     216      2500   SH       SOLE     NONE       2500
ABBOTT LABS	              COM	        002824100     279      5820   SH       SOLE     NONE       5820
ABERDEEN ASIA PACIFIC INCOM   COM	        003009107    2874    425734   SH       SOLE     NONE     425734
ADAMS EXPRESS CO	      COM	        006212104     124     11562   SH       SOLE     NONE      11562
ALLIANCEBERNSTEIN INCOME FUN  COM	        01881E101    9258   1167487   SH       SOLE     NONE    1167487
ANHEUSER BUSCH INBEV SA/NV    SPONSORED ADR	03524A108     285      5000   SH       SOLE     NONE       5000
BANCROFT FUND LTD 	      COM	        059695106     716     42342   SH       SOLE     NONE      42342
BANK OF AMERICA CORP          COM	        060505104     390     29271   SH       SOLE     NONE      29271
BERKSHIRE HATHAWAY INC DEL    CL B NEW	        084670702    1106     13800   SH       SOLE     NONE      13800
BLACKROCK CREDIT ALL INC TR   COM               092508100   16937   1399791   SH       SOLE     NONE    1399791
BLACKROCK CREDIT ALL INC TR   COM               09255H105    6950    706988   SH       SOLE     NONE     706988
BLACKROCK STRAT DIVD ACHIEVE  COM               09249Y107     488     45680   SH       SOLE     NONE      45680
BP PLC 	                      SPONSORED ADR	055622104     331      7500   SH       SOLE     NONE       7500
CALAMOS CONV & HIGH INCOME F  COM SHS	        12811P108     148     11724   SH       SOLE     NONE      11724
CHEVRON CORP NEW              COM       	166764100     827      9067   SH       SOLE     NONE       9067
CISCO SYS INC 	              COM	        17275R102     324     16000   SH       SOLE     NONE      16000
CITIGROUP INC 	              COM	        172967101     287     60748   SH       SOLE     NONE      60748
CLAYMORE DIVID & INCOME FD    COM	        18385J105     967     64400   SH       SOLE     NONE      64400
CLOUGH GLOBAL OPPORTUNITIES   SH BEN INT	18914E106    5614    417408   SH       SOLE     NONE     417408
COHEN & STEERS INFRASTRUCTUR  COM	        19248A109    1079     65698   SH       SOLE     NONE      65698
COHEN & STEERS QUALITY RLTY   COM	        19247L106     168     19400   SH       SOLE     NONE      19400
DWS HIGH INCOME OPPORT FD IN  COM NEW	        23339M204   12353    877363   SH       SOLE     NONE     877363
EATON VANCE LTD DUR INCOME F  COM	        27828H105    1759    109622   SH       SOLE     NONE     109622
EATON VANCE RISK MNGD DIV EQ  COM	        27829G106   17444   1313538   SH       SOLE     NONE    1313538
EATON VANCE SH TM DR DIVR IN  COM	        27828V104    1232     72983   SH       SOLE     NONE      72983
EATON VANCE TAX MNG GBL DV E  COM	        27829F108   14102   1339237   SH       SOLE     NONE    1339237
EATON VANCE TX MGD DIV EQ IN  COM	        27828N102    6419    567583   SH       SOLE     NONE     567583
ELLSWORTH FUND LTD	      COM               289074106    5971    812336   SH       SOLE     NONE     812336
FIRST TR/FOUR CRNRS SR FLOAT  COM	        33733U108    5950    425893   SH       SOLE     NONE     425893
GABELLI GLOBAL DEAL FD        COM SBI	        36245G103    2727    203944   SH       SOLE     NONE     203944
H & Q HEALTHCARE FD 	      SH BEN INT	404052102     301     22480   SH       SOLE     NONE      22480
HEWLETT PACKARD CO 	      COM	        428236103     209      4963   SH       SOLE     NONE       4963
INTEL CORP 	              COM	        458140100     418     19890   SH       SOLE     NONE      19890
ISHARES TR 	              S&P 100 IDX FD	464287101   17995    317539   SH       SOLE     NONE     317539
ISHARES TR       	      BARCLYS USAGG B   464287226     650      6145   SH       SOLE     NONE       6145
ISHARES TR       	      BARCLYS 1-3 YR	464287457    2182     25982   SH       SOLE     NONE      25982
JOHNSON & JOHNSON 	      COM	        478160104     383      6200   SH       SOLE     NONE       6200
JPMORGAN CHASE & CO 	      COM	        46625H100     212      5000   SH       SOLE     NONE       5000
LIBERTY ALL STAR EQUITY FD    SH BEN INT        530158104   19798   4015774   SH       SOLE     NONE    4015774
LIBERTY ALL-STAR GROWTH FD I  COM	        529900102    5976   1406087   SH       SOLE     NONE    1406087
LMP CAP & INCOME FD INC       COM               50208A102   18555   1490368   SH       SOLE     NONE    1490368
LOCKHEED MARTIN CORP 	      COM	        539830109     210      3000   SH       SOLE     NONE       3000
LOEWS CORP	              COM	        540424108     864     22200   SH       SOLE     NONE      22200
MACQUARIE GLBL INFRA TOTL RE  COM	        55608D101     224     12966   SH       SOLE     NONE      12966
MASTERCARD INC 	              CL A	        57636Q104     224      1000   SH       SOLE     NONE       1000
MFS CHARTER INCOME TR 	      SH BEN INT	552727109    1757    186532   SH       SOLE     NONE     186532
MFS INVT GRADE MUN TR 	      SH BEN INT	59318B108      99     11251   SH       SOLE     NONE      11251
MFS MULTIMARKET INCOME TR     SH BEN INT        552737108    7278   1054807   SH       SOLE     NONE    1054807
MICROSOFT CORP		      COM	        594918104     641     22950   SH       SOLE     NONE      22950
MORGAN STANLEY ASIA PAC FD I  COM	        61744U106    1150     67705   SH       SOLE     NONE      67705
NEW GERMANY FD INC	      COM	        644465106     203     12927   SH       SOLE     NONE      12927
NFJ DIVID INT & PREM STRTGY   COM SHS	        65337H109   26997   1541798   SH       SOLE     NONE    1541798
NUVEEN INSD PREM INCOME MUN   COM	        6706D8104     336     28238   SH       SOLE     NONE      28238
NUVEEN MTG OPPTY TERM FD 2    COM	        67074R100     361     14801   SH       SOLE     NONE      14801
NUVEEN MULTI STRAT INC GR FD  COM SHS	        67073D102   10105   1148260   SH       SOLE     NONE    1148260
NUVEEN PREM INCOME MUN FD 2   COM	        67063W102     132     10000   SH       SOLE     NONE      10000
OMNIAMERICAN BANCORP INC      COM	        68216R107    1250     92251   SH       SOLE     NONE      92251
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR	71654V408     227      6000   SH       SOLE     NONE       6000
PFIZER INC	              COM	        717081103     432     24658   SH       SOLE     NONE      24658
POSCO                         SPONSORED ADR	693483109     215      2000   SH       SOLE     NONE       2000
PROCTER & GAMBLE CO 	      COM	        742718109     225      3500   SH       SOLE     NONE       3500
PROSHARES TR 	              PSHS ULTASH DW30	74347R867    3613    174560   SH       SOLE     NONE     174560
PUTNAM MUN OPPORTUNITIES TR   SH BEN INT	746922103    5433    499778   SH       SOLE     NONE     499778
QWEST COMMUNICATIONS INTL IN  COM	        749121109     129     16900   SH       SOLE     NONE      16900
REDWOOD TR INC 	              COM	        758075402     166     11133   SH       SOLE     NONE      11133
ROYCE VALUE TR INC	      COM	        780910105   18421   1266893   SH       SOLE     NONE    1266893
SELECT SECTOR SPDR TR 	      SBI INT-ENERGY    81369Y506    8788    128769   SH       SOLE     NONE     128769
SELECT SECTOR SPDR TR         SBI INT-TECH      81369Y803    5831    231490   SH       SOLE     NONE     231490
SELECT SECTOR SPDR TR 	      SBI INT-UTILS     81369Y886    6753    215474   SH       SOLE     NONE     215474
SPECIAL OPPORTUNITIES FD INC  COM	        84741T104   12916    875641   SH       SOLE     NONE     875641
SUNAMERICA FCSED ALPHA GRW    COM	        867037103    9457    539153   SH       SOLE     NONE     539153
SUNAMERICA FOCUSE ALPHA LC    COM	        867038101    3100    196966   SH       SOLE     NONE     196966
SYSCO CORP 	              COM	        871829107     206      7000   SH       SOLE     NONE       7000
TAIWAN GREATER CHINA FD	      SH BEN INT	874037104     375     49304   SH       SOLE     NONE      49304
TCW STRATEGIC INCOME FUND IN  COM	        872340104    7126   1365192   SH       SOLE     NONE    1365192
TEVA PHARMACEUTICAL INDS LTD  ADR	        881624209     209      4000   SH       SOLE     NONE       4000
TRANSOCEAN LTD 	              REG SHS	        H8817H100     215      3090   SH       SOLE     NONE       3090
TS&W CLAYMORE TAX ADVNTG BL   COM	        87280R108    6037    572728   SH       SOLE     NONE     572728
UNITED STATES OIL FUND LP     UNITS	        91232N108     312      8000   SH       SOLE     NONE       8000
UNITEDHEALTH GROUP INC 	      COM	        91324P102     202      5600   SH       SOLE     NONE       5600
VANGUARD BD INDEX FD INC      TOTAL BND MRKT	921937835   13818    172138   SH       SOLE     NONE     172138
WESCO FINL CORP 	      COM	        950817106     239	650   SH       SOLE     NONE        650
WESTERN UN CO 	              COM	        959802109     223     12000   SH       SOLE     NONE      12000
WEYERHAEUSER CO 	      COM	        962166104     227     12000   SH       SOLE     NONE      12000
ZWEIG FD 	              COM	        989834106   12974   3872853   SH       SOLE     NONE    3872853
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